Filed Pursuant to Rule 497(c)
1933 Act File No. 333-108394
1940 Act File No. 811-21422
Trust for Advised Portfolios
On behalf of Trust for Advised Portfolios and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the definitive form of prospectus filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(c) under the Securities Act on August 20, 2020; such form of prospectus (accession number 0000894189-20-006656) is incorporated by reference into this Rule 497 Document. The purpose of this filing is to submit the 497(c) filing dated August 19, 2020 in XBRL for the CornerCap Fundametrics Large-Cap ETF.
The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE